Notes to the consolidated statement of cash flows (Currencies of bank balances and cash denominated) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	¥ 13,871,523	¥ 13,306,139	¥ 15,832,788
Non-cash additions to right-of-use assets	2,053,000
Non-cash additions to lease liabilities	2,053,000	2,234,000	2,234,000
RMB
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	12,200,948	10,649,660	14,389,435
S$
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	776,703	1,243,481	927,395
US$
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	462,560	716,233	482,666
Others [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	¥ 431,312	¥ 696,765	¥ 33,292